Related Party Transactions - Balances with Golar Power and Affiliates (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Due from (to) related party	$ 5,172	$ 3,353
Golar Power
Related Party Transaction [Line Items]
Due from (to) related party	(4,950)	(4,442)
Golar Power | Trading balances due to Golar Power and affiliates
Related Party Transaction [Line Items]
Due from (to) related party	$ (4,950)	$ (4,442)